Debt Short-term Financing (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Apr. 02, 2016 USD ($)	Dec. 31, 2015 USD ($)
Short-term Financing [Line Items]
Short-term Borrowings	$ 953,000,000		$ 50,000,000
Short-term Borrowings, Weighted Average Interest Rate	0.15%		1.14%
Line of Credit Facility, Remaining Borrowing Capacity	$ 67,000,000
Revolving Credit Facility [Member]
Short-term Financing [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,500,000,000
Line of Credit Facility, Expiration Date	Jul. 01, 2021
Debt, Covenant, Maximum Consolidated Total Leverage Ratio of Debt to EBITDA	4.5
Debt, Covenant, Maximum Consolidated Total Leverage Ratio of Debt to EBITDA, Third and Fourth Quarter After Acquisition	4.0
Debt, Covenant, Maximum Consolidated Total Leverage Ratio of Debt to EBITDA, Beginning in the Fifth Quarter After Acquisition	3.5
Debt, Covenant, Minimum Consolidated Interest Coverage Ratio	3
Line of Credit Facility, Amount Outstanding	$ 0
Letters of Credit Outstanding, Amount	$ 72,000,000
Commercial Paper Programs [Member]
Short-term Financing [Line Items]
Short-term Debt, Period to Maturity	58 days
Commercial Paper Programs [Member] | U.S. Commercial Paper Program [Member]
Short-term Financing [Line Items]
Maximum Period to Maturity Allowed Under Program	397 days
Commercial Paper Programs [Member] | Euro Commercial Paper Program [Member]
Short-term Financing [Line Items]
Maximum Period to Maturity Allowed Under Program	183 days
Term Loan [Member] | 3-Year Unsecured Term Loan [Member]
Short-term Financing [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 2,000,000,000
Term Loan [Member] | 364-day Unsecured Term Loan [Member]
Short-term Financing [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000,000,000